INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Reconciliation of the PRC statutory tax rate to the effective tax rate
Income/(loss) before provision for income tax	$ (224,623)	$ (50,653)	$ 457,204
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ (56,156)	$ (12,663)	$ 114,301
Effect of non-deductible expenses and loss and super deduction expenses	2,466	(18,117)	(6,252)
Effect of income tax exemptions and preferential tax rates	(98,368)	(36,750)	(45,625)
Effect of income tax rate difference in other jurisdictions	60,806	97,058	5,214
Change in valuation allowance	21,355	39,800	8,866
Income tax expense / (benefit)	$ (69,897)	$ 69,328	$ 76,504